Taxes	6 Months Ended
Jun. 30, 2026
Taxes
Taxes
10.	Taxes

10.1Current and non-current tax assets and liabilities

	June 30,	December 31,
	2026	2025
Current tax assets
VAT refund	7,366	7,840
Income tax	4,771	4,184
Other taxes	2,443	2,490
	14,580	14,514
Non-current tax assets
Deferred tax assets	5,386	8,011
Income tax credits	43	58
	5,429	8,069
Current tax liabilities
National tax and surcharge on gasoline	1,051	233
Income tax payable	610	1,096
Wealth tax (1)	462	—
Industry and commerce tax	274	361
Carbon tax	261	100
Value added tax	141	90
Other taxes	274	488
	3,073	2,368
Non-current tax liabilities
Deferred tax liabilities	11,998	12,499
Income tax	2,442	2,309
	14,440	14,808
(1)

The variation is due to the entry into force of Decree 0173 of 2026 issued by the Ministry of Finance and Public Credit, which temporarily established a wealth tax for legal entities. (Refer to the description of the wealth tax in Note 10.3.)

10.2Income tax expense

	Six-month period ended
	June 30,
	2026	2025

	(Unaudited)
Current income tax	5,572	3,561
Deferred income tax	(112)	(1,187)
Adjustments to prior years’ current and deferred tax	14	(80)
Income tax expenses	5,474	2,294

The effective tax rate for six-month period ended June 30, 2026 and 2025 was 32.6% and 23.1%, respectively.

As of June 30, 2026 and 2025, the nominal corporate income tax rate was 35%. Likewise, the estimated surtax for Ecopetrol S.A. and Hocol as of June 30, 2026 and 2025, was 10% and 0%, respectively, based on projected international BRENT crude oil prices.

The 9.5% increase in the effective tax rate during the period is primarily due to (i) the effect of the 10% income tax surtax in 2026 and the 0% surtax in 2025, and (ii) the effect of the non-deductibility of the wealth tax on the projected effective tax rate for 2026.